INCOME TAX EXPENSE (Details Narrative) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
Unused tax losses	$ 8,829,000	$ 6,785,000	$ 4,501,000
Unabsorbed capital allowance	1,404,000	1,145,000	1,218,000
Tax losses with no expiry	$ 4,500,000	$ 2,439,000	$ 2,139,000